Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Classes Of Inventories [Abstract]
Summary of Inventories
	December 31,	December 31,
	2020	2019
Raw materials	$9,138	$7,175
Finished goods	239	357
	$9,377	$7,532